Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [line items]
Trade receivables	₽ 23,878	₽ 24,325
Other receivables	3,967	28,670
Total trade and other receivables	27,845	52,995
Less allowance for doubtful accounts	(9,083)	(33,941)
Total accounts receivable, net	18,762	19,054
Domestic customers [member]
Trade and other receivables [line items]
Trade receivables	19,064	20,436
Foreign customers [member]
Trade and other receivables [line items]
Trade receivables	₽ 4,814	₽ 3,889